UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Templeton SMACS: Series CH
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series CH for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series CH1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$35,948,877
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	7.69%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series CH	PAGE 1	3000-STSR-0426

Franklin Templeton SMACS: Series E
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series E for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series E1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$531,218,082
Total Number of Portfolio Holdings	118
Portfolio Turnover Rate	54.54%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series E	PAGE 1	3001-STSR-0426

Franklin Templeton SMACS: Series H
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series H for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series H1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$41,846,001
Total Number of Portfolio Holdings	223
Portfolio Turnover Rate	9.15%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series H	PAGE 1	3002-STSR-0426

Franklin Templeton SMACS: Series I
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Franklin Templeton SMACS: Series I for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Templeton SMACS: Series I1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$784,848,097
Total Number of Portfolio Holdings	178
Portfolio Turnover Rate	20.79%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series I	PAGE 1	3003-STSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Strategic Series
Financial Statements and Other Important Information
Semi-Annual | February 28, 2026
Franklin Templeton SMACS: Series CH
Franklin Templeton SMACS: Series E
Franklin Templeton SMACS: Series H
Franklin Templeton SMACS: Series I
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 33
Notes to Financial Statements 37
Changes In and Disagreements with Accountants 49
Results of Meeting(s) of Shareholders 49
Remuneration Paid to Directors, Officers and Others 49
Board Approval of Management and Subadvisory Agreements 49

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CH
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.37 $8.96 $8.52 $8.85 $10.51 $9.82
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.48 0.45 0.39 0.36 0.35
Net realized and unrealized gains (losses) 0.34 (0.60) 0.43 (0.32) (1.66) 0.69
Total from investment operations ........ 0.58 (0.12) 0.88 0.07 (1.30) 1.04
Less distributions from:
Net investment income .............. (0.24) (0.47) (0.44) (0.40) (0.36) (0.35)
Net asset value, end of period .......... $8.71 $8.37 $8.96 $8.52 $8.85 $10.51
Total return
c
....................... 6.93% (1.39)% 10.75% 0.85% (12.61)% 10.75%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.37% 0.55% 0.50% 2.48% 2.37% 3.11%
Expenses net of waiver and payments by
affiliates .......................... —% —%
e
—%
e
—%
e
—%
e
—%
e
Net investment income ............... 5.56% 5.49% 5.27% 4.56% 3.71% 3.44%
Supplemental data
Net assets, end of period (000’s) ........ $35,949 $27,407 $22,910 $3,898 $2,957 $3,512
Portfolio turnover rate ................ 7.69% 28.21% 38.97% 45.25% 5.65% 2.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2026
Franklin Templeton SMACS: Series CH
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC ...................................... 1,710 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 0.7%
Diversified Consumer Services 0.7%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 251,396
Total Corporate Bonds (Cost $ 235,360 ) ........................................
251,396
Municipal Bonds 95.1%
Arizona 1.5%
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 505,000 545,244
California 93.2%
d
California Community Choice Financing Authority , Revenue , 2026 A-1 , Mandatory Put ,
5% , 2/01/36 ...................................................... 100,000 111,068
c
California Community College Financing Authority , NCCD-Napa Valley Properties LLC ,
Revenue , 144A, 2022 A , 5.75% , 7/01/60 ................................ 500,000 346,219
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 1,200,000 974,019
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 350,000 335,677
Brio Apartments & Next on Lex Apartments , Revenue, Sub. Lien , 144A, 2021 A-2 ,
4% , 8/01/47 .................................................... 200,000 161,520
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 300,000 147,991
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 1,000,000 765,000
e
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 8.06%, 8/01/65 ... 1,250,000 50,482
California Educational Facilities Authority , St. Mary's College of California , Revenue ,
2023 A , Refunding , 5.5% , 10/01/53 .................................... 1,000,000 997,206
c
California Enterprise Development Authority , Real Journey Academies Obligated
Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ............................. 500,000 493,380
California Municipal Finance Authority ,
a
8% , 12/01/42 ..................................................... 600,000 607,131
c,d
Revenue , 144A, 2025 A-S , Mandatory Put , 8.125% , 8/01/44 .................. 200,000 201,865
c
Revenue , 144A, 2025 B , 7.375% , 8/01/37 ............................... 300,000 316,582
Revenue , 2025 B , 7.1% , 12/01/37 ..................................... 250,000 256,732
Special Tax , 2024 D , 5% , 9/01/54 ...................................... 280,000 282,414
Special Tax , 2025 C , 5% , 9/01/55 ...................................... 500,000 501,567
c,d
4252 Crenshaw Preservation LLC , Revenue , 144A, 2025 B-2 , Mandatory Put , 9% ,
6/01/36 ........................................................ 300,000 301,507
c
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 500,000 500,966
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 150,000 159,046
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 150,000 160,238
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 150,000 159,642
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 100,000 104,931
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,000,000 1,026,053
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 100,000 102,091
c
CHF-Aptos LLC , Revenue , 144A, 2025 A , 5.5% , 7/01/57 .................... 250,000 252,880
c
CHF-Aptos LLC , Revenue , 144A, 2025 B , 7.5% , 7/01/57 .................... 250,000 252,790
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 125,000 118,424
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 150,000 159,046
Community Facilities District No. 2022-6 Improvement Area No. 2 , Special Tax , 2025 ,
5.375% , 9/01/55 ................................................. 200,000 208,097

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2023-11 Improvement Area No. 2 , Special Tax ,
2025 , 5.25% , 9/01/60 ............................................. $ 500,000 $ 503,699
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 1,000,000 1,061,593
c,e
IH Parkside Fairfield LLC , Revenue, Sub. Lien , 144A, 2023 B , 2.617%, 9/01/43 ... 250,000 198,362
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 4% , 12/31/47 70,000 63,036
Porter 1107 LLC , Revenue , 2025 B , 7.2% , 11/01/37 ........................ 300,000 311,220
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 200,000 202,229
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 150,000 160,755
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 250,000 264,357
c
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/46 ................................. 1,250,000 1,188,118
c
California School Finance Authority , Orange County Educational Arts Academy ,
Revenue , 144A, 2023 A , Refunding , 5.875% , 6/01/53 ....................... 100,000 100,772
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 100,000 103,313
Special Tax , 2025 B , 5% , 9/02/55 ...................................... 500,000 512,999
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 152,516
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 150,000 152,327
Community Facilities District No. 2022-07 Improvement Area No. 1 , Special Tax ,
2023 , 5% , 9/01/53 ................................................ 150,000 152,800
Community Facilities District No. 2023-08 Improvement Area No. 1 , Special Tax ,
2025 , 5.25% , 9/01/55 ............................................. 300,000 307,251
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 100,000 101,418
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 985,000 1,026,258
d
Foothill Oak Park Apartments LLC , Revenue , 2025 H-S-A , Mandatory Put , 7.5% ,
3/01/36 ........................................................ 300,000 304,831
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 250,000 250,137
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 100,000 100,432
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 200,000 200,144
Chino Community Facilities District , Community Facilities District No. 2021-1 , Special
Tax , 2023 , 5.625% , 9/01/53 .......................................... 1,000,000 1,058,424
c
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2023 A , 5.25% , 9/01/48 ............................................ 965,000 994,140
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.75% , 9/01/53 1,500,000 1,579,040
City of Dublin , Community Facilities District No. 2015-1 Improvement Area No. 5 ,
Special Tax , 2023 , 5.375% , 9/01/51 .................................... 1,250,000 1,294,634
City of Lake Elsinore ,
Community Facilities District No. 2006-8 , Special Tax , 2023 , 5% , 9/01/53 ........ 150,000 151,978
Community Facilities District No. 2015-4 , Special Tax , 2026 , 5% , 9/01/55 ........ 650,000 659,910
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 200,000 207,013
Preserve (The) Community Facilities District No. 2025-1 Improvement Area , Special
Tax , 2026 , 5% , 9/01/55 ............................................ 650,000 656,944
f
City of Rialto , Community Facilities District No. 2024-1 , Special Tax , 2026 , 5% , 9/01/55 500,000 508,362
c
CSCDA Community Improvement Authority ,
CTR City Anaheim , Revenue , 144A, 2020 A , 5% , 1/01/54 .................... 400,000 356,902
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 140,000 108,596
Eastern Municipal Water District , Community Facilities District No. 2022-97
Improvement Area A , Special Tax , 2026 , 5% , 9/01/55 ....................... 500,000 505,721
Galt Community Facilities District , City of Galt Community Facilities District No. 2020-2
Improvement Area No. 1 , Special Tax , 2023 A , 6% , 9/01/53 .................. 1,500,000 1,604,494

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... $ 300,000 $ 303,402
f
Hemet Unified School District , Community Facilities District No. 2020-2 Improvement
Area No. 1 , Special Tax , 2026 , 5% , 9/01/56 .............................. 500,000 508,659
Lammersville Joint Unified School District , Community Facilities District No. 2024-1 ,
Special Tax , 2025 , 5.25% , 9/01/55 ..................................... 250,000 260,082
c
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 600,000 584,280
Moreno Valley Unified School District ,
Community Facilities District No. 2022-1 , Special Tax , 2025 , 5.125% , 9/01/55 ..... 250,000 253,695
Community Facilities District No. 2023-1 , Special Tax , 2025 , 5% , 9/01/55 ........ 250,000 252,791
Orange County Community Facilities District , Community Facilities District No. 2023-1 ,
Special Tax , 2023 A , 5.5% , 8/15/53 .................................... 1,000,000 1,044,569
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 1,000,000 1,038,576
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/55 ............................................ 400,000 399,496
Community Facilities District No. 2023-1 Improvement Area No. 2 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 670,000 670,236
Root Creek Water District , Community Facilities District No. 2016-1 Improvement Area
No. 3 , Special Tax , 2025 , 5.25% , 9/01/55 ................................ 225,000 229,820
c,e
Santa Barbara Housing Authority , Revenue , 144A, 2025 A-S , 7.95%, 5/01/44 ...... 1,000,000 249,037
Stockton Community Facilities District , Community Facilities District No. 2018-2
Improvement Area No. 4 , Special Tax , 2025 , 5% , 9/01/55 .................... 400,000 403,364
Washington Township Health Care District , Revenue , 2023 A , 5.75% , 7/01/48 ...... 150,000 159,984
33,517,280
U.S. Territories 0.4%
Puerto Rico 0.4%
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
127,651 125,550
Total Municipal Bonds (Cost $ 33,108,008 ) ......................................
34,188,074
Total Long Term Investments (Cost $ 33,343,368 ) ................................
34,439,470
a
a a a a
Short Term Investments 5.6%
Municipal Bonds 5.6%
California 5.6%
g
California Municipal Finance Authority , Boone 534 LLC , Revenue , 2026 B , Daily VRDN
and Put , 7.1% , 2/01/38 .............................................. 500,000 504,125
g
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 1.2% , 5/15/48 ................... 200,000 200,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 1.25% , 5/15/48 .......... 300,000 300,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 1.35% , 5/15/48 .......... 1,000,000 1,000,000
2,004,125
Total Municipal Bonds (Cost $ 2,000,000 ) .......................................
2,004,125
Total Short Term Investments (Cost $ 2,000,000 ) .................................
2,004,125
a
Total Investments (Cost $ 35,343,368 ) 101.4% ...................................
$36,443,595
Other Assets, less Liabilities (1.4) % ...........................................
(494,718)
Net Assets 100.0% ...........................................................
$35,948,877

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CH
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See A bbreviations on page 48 .
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $12,605,249, representing 35.1% of net assets.
d
The maturity date shown represents the mandatory put date.
e
The rate shown represents the yield at period end.
f
Security purchased on a when-issued basis. See Note 1(c).
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series E
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.48 $12.77 $11.56 $11.29 $12.77 $10.15
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.33 0.37 0.42 0.37 0.35
Net realized and unrealized gains (losses) 1.27 1.18 1.60 0.75 (0.31) 2.72
Total from investment operations ........ 1.47 1.51 1.97 1.17 0.06 3.07
Less distributions from:
Net investment income .............. (0.48) (0.80) (0.76) (0.72) (0.83) (0.45)
Net realized gains ................. — — — (0.18) (0.71) —
Tax return of capital ................ — — — (—)
c
— —
Total distributions ................... (0.48) (0.80) (0.76) (0.90) (1.54) (0.45)
Net asset value, end of period .......... $14.47 $13.48 $12.77 $11.56 $11.29 $12.77
Total return
d
....................... 11.10% 12.34% 17.78% 10.81% 0.38% 30.95%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.05% 0.08% 0.10% 0.27% 1.36% 2.19%
Expenses net of waiver and payments by
affiliates .......................... —% —% —% —%
f
—% —%
f
Net investment income ............... 2.82% 2.62% 3.12% 3.70% 3.11% 3.05%
Supplemental data
Net assets, end of period (000’s) ........ $531,218 $413,849 $217,932 $61,992 $12,863 $5,155
Portfolio turnover rate ................ 54.54% 103.34% 93.40% 123.80% 117.70% 49.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2026
Franklin Templeton SMACS: Series E
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 33.2%
Aerospace & Defense 2.0%
a
Boeing Co. (The) ................................... United States 15,000 $ 3,412,950
Northrop Grumman Corp. ............................. United States 10,000 7,243,800
10,656,750
Air Freight & Logistics 1.0%
United Parcel Service, Inc. , B .......................... United States 44,000 5,102,240
Banks 2.7%
Bank of America Corp. ............................... United States 26,000 1,295,580
Fifth Third Bancorp .................................. United States 135,000 6,678,450
Truist Financial Corp. ................................ United States 69,000 3,402,390
US Bancorp ....................................... United States 50,000 2,733,000
14,109,420
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 25,000 5,802,000
Capital Markets 0.5%
BlackRock, Inc. ..................................... United States 2,500 2,658,075
Diversified Telecommunication Services 1.0%
Comcast Corp. , A ................................... United States 175,000 5,418,000
Electric Utilities 0.6%
Xcel Energy, Inc. .................................... United States 40,000 3,334,400
Energy Equipment & Services 1.5%
SLB Ltd. .......................................... United States 150,000 7,701,000
Ground Transportation 0.9%
Norfolk Southern Corp. ............................... United States 15,000 4,721,100
Health Care Equipment & Supplies 1.2%
Medtronic plc ...................................... United States 65,000 6,347,900
Health Care Providers & Services 3.0%
UnitedHealth Group, Inc. .............................. United States 54,279 15,918,402
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp. ................................... United States 20,000 6,821,200
Starbucks Corp. .................................... United States 30,000 2,940,600
9,761,800
IT Services 1.0%
Accenture plc , A .................................... United States 25,000 5,218,000
Machinery 0.8%
Caterpillar, Inc. ..................................... United States 6,000 4,456,980
Metals & Mining 0.3%
Freeport-McMoRan, Inc. .............................. United States 19,962 1,359,013
Oil, Gas & Consumable Fuels 5.1%
Chevron Corp. ..................................... United States 40,000 7,470,400
Shell plc .......................................... United States 225,000 9,423,647
TotalEnergies SE ................................... France 130,000 10,444,200
27,338,247
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co. .............................. United States 36,987 2,306,879
Pfizer, Inc. ......................................... United States 150,000 4,147,500
6,454,379

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc. ................................. United States 21,200 $ 7,542,748
Broadcom, Inc. ..................................... United States 20,000 6,391,000
QUALCOMM, Inc. ................................... United States 7,497 1,067,273
15,001,021
Software 1.3%
Oracle Corp. ....................................... United States 25,000 3,635,000
Salesforce, Inc. ..................................... United States 16,200 3,155,598
6,790,598
Specialty Retail 0.5%
Home Depot, Inc. (The) ............................... United States 6,990 2,661,233
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. , B ....................................... United States 43,000 2,673,740
Tobacco 2.4%
Philip Morris International, Inc. ......................... United States 67,500 12,611,025
Total Common Stocks (Cost $ 146,819,253 ) ...................................
176,095,323
b
Equity-Linked Securities 49.6%
Aerospace & Defense 0.7%
c
Goldman Sachs Bank USA into RTX Corp. , 144A, 7.5% , 3/31/26 United States 25,000 3,632,390
Air Freight & Logistics 0.2%
c
Toronto-Dominion Bank (The) into United Parcel Service, Inc. ,
144A, 10% , 8/05/26 ................................ United States 10,000 1,127,159
Banks 0.1%
c
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 12,000 592,047
Biotechnology 2.0%
c
Barclays Bank plc into AbbVie, Inc. , 144A, 8.5% , 12/11/26 ..... United States 11,000 2,553,184
c
Mizuho Markets Cayman LP into Amgen, Inc. , 144A, 10% ,
6/15/26 ......................................... United States 10,400 3,316,757
c
Morgan Stanley Finance LLC into Amgen, Inc. , 144A, 8% ,
12/16/26 ........................................ United States 12,500 4,549,521
10,419,462
Broadline Retail 2.6%
c
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 12,500 2,670,377
c
Toronto-Dominion Bank (The) into Amazon.com, Inc. , 144A, 10% ,
3/31/26 ......................................... United States 22,800 4,843,312
c
Toronto-Dominion Bank (The) into Amazon.com, Inc. , 144A, 10% ,
10/13/26 ........................................ United States 5,500 1,165,803
c
Wells Fargo Bank NA into Amazon.com, Inc. , 144A, 9% , 2/26/27 United States 25,000 5,109,226
13,788,718
Capital Markets 0.7%
c
Merrill Lynch BV into Charles Schwab Corp. (The) , 144A, 8% ,
3/03/27 ......................................... United States 39,000 3,726,111
Chemicals 0.3%
c
BofA Finance LLC into Albemarle Corp. , 144A, 12.5% , 8/28/26 . United States 5,000 531,956
c
Toronto-Dominion Bank (The) into Albemarle Corp. , 144A, 15% ,
12/23/26 ........................................ United States 6,884 1,049,931
1,581,887

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Communications Equipment 0.4%
c
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 7.5% ,
3/18/26 ......................................... United States 30,000 $ 2,186,406
Consumer Staples Distribution & Retail 0.8%
c
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 16,000 1,646,540
c
Toronto-Dominion Bank (The) into Target Corp. , 144A, 12% ,
6/30/26 ......................................... United States 25,000 2,717,969
4,364,509
Diversified Telecommunication Services 0.4%
c
Merrill Lynch BV into Comcast Corp. , 144A, 8.5% , 6/22/26 ..... United States 64,923 2,067,871
Electric Utilities 2.0%
c
BNP Paribas Issuance BV into NextEra Energy, Inc. , 144A, 8% ,
2/10/27 ......................................... United States 48,000 4,333,574
c
Citigroup Global Markets Holdings, Inc. into NextEra Energy, Inc. ,
144A, 9% , 10/05/26 ................................ United States 65,000 5,113,006
c
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 9.5% ,
10/22/26 ........................................ United States 12,000 1,078,571
10,525,151
Energy Equipment & Services 2.8%
c
Barclays Bank plc into Halliburton Co. , 144A, 10% , 5/21/26 .... United States 186,567 4,703,306
c
Citigroup Global Markets Holdings, Inc. into Halliburton Co. ,
144A, 10% , 1/21/27 ................................ United States 50,000 1,716,953
c
UBS AG into Schlumberger NV , 144A, 10% , 2/11/27 ......... United States 55,000 2,776,487
c
Wells Fargo Bank NA into Schlumberger NV , 144A, 9% , 10/02/26 United States 130,000 5,456,110
14,652,856
Health Care Equipment & Supplies 0.1%
c
Toronto-Dominion Bank (The) into Medtronic plc , 144A, 8% ,
4/13/26 ......................................... United States 8,000 786,434
Health Care Providers & Services 0.6%
c
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 1,854 560,267
c
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 33,000 2,588,382
3,148,649
Hotels, Restaurants & Leisure 1.5%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/27/27 ......................................... United States 60,000 5,778,394
c
Wells Fargo Bank NA into Starbucks Corp. , 144A, 9% , 8/10/26 . United States 25,500 2,498,375
8,276,769
Interactive Media & Services 6.2%
c
BNP Paribas Issuance BV into Meta Platforms, Inc. , 144A, 10% ,
12/29/26 ........................................ United States 8,000 5,290,994
c
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc. , 144A,
9% , 12/23/26 ..................................... United States 16,800 5,346,524
c
Merrill Lynch BV into Alphabet, Inc. , 144A, 9% , 12/23/26 ...... United States 17,200 5,483,098
c
Mizuho Markets Cayman LP into Meta Platforms, Inc. , 144A,
10% , 12/07/26 .................................... United States 1,500 959,534
c
National Bank of Canada into Meta Platforms, Inc. , 144A, 10% ,
12/29/26 ........................................ United States 8,000 5,301,409
c
UBS AG into Alphabet, Inc. , 144A, 9% , 4/16/26 ............. United States 20,000 3,545,707
c
Wells Fargo Bank NA into Alphabet, Inc. , 144A, 9% , 3/31/26 ... United States 36,000 6,896,136
32,823,402

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
IT Services 2.5%
c
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 8.5% , 8/21/26 ........... United States 13,500 $ 3,199,492
c
Morgan Stanley Finance LLC into International Business
Machines Corp. , 144A, 8% , 4/08/27 .................... United States 30,000 7,521,141
c
UBS AG into Accenture plc , 144A, 8% , 7/13/26 ............. United States 12,400 2,699,569
13,420,202
Metals & Mining 4.0%
c
Barclays Bank plc into Freeport-McMoRan, Inc. , 144A, 10% ,
1/27/27 ......................................... United States 17,000 999,361
c
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/28/26 ..................................... United States 19,000 917,120
c
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 12% , 6/09/26 ............................ United States 149,300 6,967,022
c
J.P. Morgan Structured Products BV into Freeport-McMoRan,
Inc. , 144A, 10% , 5/19/26 ............................ United States 107,000 4,925,802
c
Merrill Lynch BV into Freeport-McMoRan, Inc. , 144A, 10% ,
5/12/26 ......................................... United States 22,869 1,045,188
c
Morgan Stanley Finance LLC into Freeport-McMoRan, Inc. , 144A,
10% , 11/18/26 .................................... United States 142,593 6,412,053
21,266,546
Oil, Gas & Consumable Fuels 1.2%
c
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 20,000 2,559,209
c
Royal Bank of Canada into BP plc , 144A, 10% , 10/07/26 ...... United States 100,000 3,703,886
6,263,095
Pharmaceuticals 0.5%
c
Barclays Bank plc into Merck & Co., Inc. , 144A, 8.5% , 10/02/26 . United States 29,000 2,850,331
Semiconductors & Semiconductor Equipment 13.0%
c
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 19,651 1,396,503
c
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
6/23/26 ......................................... United States 16,000 1,174,784
c
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 32,500 4,941,869
c
BNP Paribas Issuance BV into Advanced Micro Devices, Inc. ,
144A, 10% , 3/02/26 ................................ United States 27,000 3,872,884
c
BNP Paribas Issuance BV into Microchip Technology, Inc. , 144A,
11% , 5/18/26 ..................................... United States 153,820 9,871,586
c
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 19,000 673,934
c
Goldman Sachs Bank USA into Applied Materials, Inc. , 144A,
10% , 5/05/26 ..................................... United States 29,000 4,901,909
c
J.P. Morgan Structured Products BV into Taiwan Semiconductor
Manufacturing Co. Ltd. , 144A, 10% , 4/15/26 .............. Taiwan 15,000 3,243,477
c
JPMorgan Chase Bank NA into Marvell Technology, Inc. , 144A,
12% , 1/07/27 ..................................... United States 55,000 4,640,266
c
Merrill Lynch BV into Advanced Micro Devices, Inc. , 144A, 11% ,
5/06/26 ......................................... United States 53,614 5,955,713
c
Mizuho Markets Cayman LP into Analog Devices, Inc. , 144A,
8.5% , 5/18/26 .................................... United States 13,000 3,047,299
c
Royal Bank of Canada into Microchip Technology, Inc. , 144A,
11% , 5/05/26 ..................................... United States 62,000 3,566,896
c
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8.5% ,
8/20/26 ......................................... United States 12,500 2,480,981

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
c
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 9% ,
7/21/26 ......................................... United States 7,000 $ 1,497,300
c
Toronto-Dominion Bank (The) into Intel Corp. , 144A, 10.5% ,
9/01/26 ......................................... United States 23,000 716,832
c
Toronto-Dominion Bank (The) into QUALCOMM, Inc. , 144A, 10% ,
11/25/26 ........................................ United States 4,500 677,332
c
UBS AG into Marvell Technology, Inc. , 144A, 12% , 5/14/26 .... United States 67,000 4,935,339
c
UBS AG into Marvell Technology, Inc. , 144A, 12% , 12/16/26 ... United States 78,000 6,829,503
c
UBS AG into Texas Instruments, Inc. , 144A, 10% , 2/24/27 ..... United States 22,500 4,900,162
69,324,569
Software 3.1%
c
Citigroup Global Markets Holdings, Inc. into Workday, Inc. , 144A,
10% , 2/24/27 ..................................... United States 9,450 1,313,871
c
J.P. Morgan Structured Products BV into Microsoft Corp. , 144A,
7% , 10/15/26 ..................................... United States 8,000 3,321,664
c
Mizuho Markets Cayman LP into Microsoft Corp. , 144A, 7.25% ,
1/11/27 ......................................... United States 8,500 3,550,344
c
Royal Bank of Canada into Microsoft Corp. , 144A, 7.25% ,
11/16/26 ........................................ United States 3,200 1,331,193
c
Royal Bank of Canada into Oracle Corp. , 144A, 10% , 5/13/26 .. United States 31,000 4,322,525
c
Wells Fargo Bank NA into Salesforce, Inc. , 144A, 9% , 6/15/26 .. United States 12,000 2,462,986
16,302,583
Specialty Retail 1.4%
c
Goldman Sachs Bank USA into Home Depot, Inc. (The) , 144A,
8% , 5/18/27 ...................................... United States 10,000 3,746,890
c
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/20/26 ................................ United States 9,000 3,474,436
7,221,326
Technology Hardware, Storage & Peripherals 1.3%
c
Merrill Lynch BV into Dell Technologies, Inc. , 144A, 12% , 3/09/26 United States 7,000 1,031,918
c
Mizuho Markets Cayman LP into Dell Technologies, Inc. , 144A,
12% , 11/09/26 .................................... United States 39,000 5,831,126
6,863,044
Textiles, Apparel & Luxury Goods 1.2%
c
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 50,000 3,176,264
c
Merrill Lynch BV into NIKE, Inc. , 144A, 10% , 2/02/27 ......... United States 50,000 3,151,704
6,327,968
Total Equity-Linked Securities (Cost $ 245,893,779 ) ............................
263,539,485
Convertible Preferred Stocks 14.8%
Aerospace & Defense 4.3%
Boeing Co. (The) , 6% ................................ United States 315,000 22,972,950
Capital Markets 3.6%
Ares Management Corp. , B , 6.75% ...................... United States 500,000 18,800,000
Chemicals 3.0%
Albemarle Corp. , 7.25% .............................. United States 225,000 15,990,750
Electric Utilities 3.9%
NextEra Energy, Inc. , 7.234% .......................... United States 350,000 18,396,000

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series E
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Electric Utilities (continued)
PPL Corp. , 7% ..................................... United States 50,000 $ 2,500,500
20,896,500
Total Convertible Preferred Stocks (Cost $ 66,207,152 ) .........................
78,660,200
Total Long Term Investments (Cost $ 458,920,184 ) .............................
518,295,008
a
Short Term Investments 2.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.2%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.583% ......................................... United States 11,625,019 11,625,019
Total Money Market Funds (Cost $ 11,625,019 ) ................................
11,625,019
Total Short Term Investments (Cost $ 11,625,019 ) ..............................
11,625,019
a
Total Investments (Cost $ 470,545,203 ) 99.8% .................................
$529,920,027
Other Assets, less Liabilities 0.2% ...........................................
1,298,055
Net Assets 100.0% .........................................................
$531,218,082
a a a
See Abbreviations on page 48 .
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $263,539,485, representing 49.6% of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series H
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.87 $9.41 $8.86 $9.03 $10.57 $9.75
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.47 0.48 0.38 0.31 0.32
Net realized and unrealized gains (losses) 0.51 (0.54) 0.53 (0.18) (1.54) 0.82
Total from investment operations ........ 0.75 (0.07) 1.01 0.20 (1.23) 1.14
Less distributions from:
Net investment income .............. (0.24) (0.47) (0.46) (0.37) (0.31) (0.32)
Net asset value, end of period .......... $9.38 $8.87 $9.41 $8.86 $9.03 $10.57
Total return
c
....................... 8.46% (0.84)% 11.79% 2.36%
d
(11.82)%
d
11.88%
d
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.40% 0.85% 0.85% 1.88% 2.51% 3.44%
Expenses net of waiver and payments by
affiliates .......................... —% —%
f
—%
f
—% —%
f
—%
f
Net investment income ............... 5.18% 5.20% 5.33% 4.34% 3.14% 3.16%
Supplemental data
Net assets, end of period (000’s) ........ $41,846 $26,831 $12,653 $10,059 $3,019 $3,187
Portfolio turnover rate ................ 9.15% 7.25% 42.17% 11.82% 6.89% 5.37%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Total return excluding payments by Advisers for acquired fund fees and expenses is 2.25% for the year ended August 31, 2023, (11.90)% for the year ended August 31, 2022 and 11.78% for the year ended August 31, 2021. See Note 3e.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2026
Franklin Templeton SMACS: Series H
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC ...................................... 1,290 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 9.1%
Capital Markets 9.1%
c
Franklin Dynamic Municipal Bond ETF ................................... 150,000 3,817,500
Total Management Investment Companies (Cost $ 3,705,356 ) .....................
3,817,500
Principal
Amount
a a a a
Corporate Bonds 0.6%
Diversified Consumer Services 0.6%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
$ 250,000 251,396
Total Corporate Bonds (Cost $ 235,360 ) ........................................
251,396
Municipal Bonds 88.9%
Alabama 3.5%
Black Belt Energy Gas District , Revenue , 2025 G , 5% , 10/01/35 ................ 100,000 109,350
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 555,000 540,516
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 150,000 141,768
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 100,000 90,126
Mobile County Industrial Development Authority , AM/NS Calvert LLC , Revenue , 2024
B , 4.75% , 12/01/54 ................................................ 160,000 153,334
Southeast Energy Authority A Cooperative District , Revenue , 2024 A , 5% , 11/01/35 .. 405,000 435,920
1,471,014
Arizona 3.1%
d
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 405,000 437,275
d
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 150,000 146,532
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 5.375% ,
10/01/56 ....................................................... 250,000 209,371
Tempe Industrial Development Authority ,
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 250,000 244,700
Tempe Life Care Village Obligated Group , Revenue , 2025 A , 5.625% , 12/01/55 ... 250,000 257,298
1,295,176
Arkansas 0.7%
Arkansas Development Finance Authority , United States Steel Corp. , Revenue , 2023 ,
5.7% , 5/01/53 .................................................... 150,000 153,388
e
Fayetteville Public Facilities Board , Butterfield Trail Village, Inc. , Revenue , 2026 , 5.5% ,
12/01/60 ........................................................ 115,000 117,222
270,610
California 4.2%
f
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 130,000 139,779
d
California Community Housing Agency ,
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 125,000 119,885
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 230,000 221,006
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 195,000 171,088

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California Community Housing Agency, (continued)
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... $ 105,000 $ 98,802
d,g
California Municipal Finance Authority , IH Parkside Fairfield LLC , Revenue, Sub. Lien ,
144A, 2023 B , 2.617%, 9/01/43 ....................................... 150,000 119,017
d
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 100,000 91,638
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 195,000 183,835
d
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 125,000 117,843
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 100,000 86,479
d
CSCDA Community Improvement Authority ,
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 110,000 106,309
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 135,000 115,948
d
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 200,000 202,268
1,773,897
Colorado 1.3%
Colorado Health Facilities Authority ,
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 195,000 200,640
Christian Living Neighborhoods Obligated Group , Revenue , 2019 , Refunding , 4% ,
1/01/38 ........................................................ 100,000 98,540
Denver Health & Hospital Authority , Revenue , 2019 A , Refunding , 4% , 12/01/39 .... 250,000 243,064
542,244
Connecticut 0.3%
Stamford Housing Authority , TJH Senior Living LLC Obligated Group , Revenue , 2025
A , Refunding , 6.5% , 10/01/55 ......................................... 100,000 102,934
Florida 24.9%
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 130,000 131,617
Avenir Community Development District , Parcel A-18 , Special Assessment , 2024 A ,
6% , 5/01/55 ...................................................... 100,000 101,599
d
Babcock Ranch Community Independent Special District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 5/01/55 ............................... 150,000 151,397
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 6.125% , 5/01/56 .............................................. 100,000 103,940
Big Cypress Stewardship District , Assessment Area 1 , Special Assessment , 2026 ,
5.75% , 5/01/55 ................................................... 150,000 151,015
Bridle Creek Community Development District , Special Assessment , 2025 , 6.375% ,
5/01/56 ......................................................... 160,000 165,987
e
Brightshore Community Development District , Assessments , Special Assessment ,
2026 , 5.7% , 5/01/57 ................................................ 145,000 145,315
Buena Lago Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.55% , 5/01/54 .................................... 75,000 75,418
d
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 250,000 226,998
Caymas Community Development District , Assessment Area 2 , Special Assessment ,
2026 , 5.625% , 5/01/56 .............................................. 160,000 160,656
d
Center Lake Ranch West Community Development District , Assessment Area 2 ,
Special Assessment , 144A, 2025 , 5.6% , 5/01/55 .......................... 135,000 136,339
Chaparral Palm Bay Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 5/01/55 ..................................... 100,000 100,561
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 2025 , 6.125% , 10/01/55 ..................................... 150,000 156,442

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/60 ............................................... $ 185,000 $ 189,624
Creekside Community Development District , Assessment Area 2 - Parcel C and D ,
Special Assessment , 2026 , 5.6% , 5/01/56 ............................... 120,000 120,724
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 100,000 100,775
Deering Park Stewardship District , DPSD JV1 No. 1 Assessment Area , Special
Assessment , 2025 , 6% , 5/01/45 ....................................... 115,000 121,795
Epperson North Community Development District , Assessment Area 4 , Special
Assessment , 2024 , 5.6% , 5/01/55 ..................................... 110,000 110,587
d
Everlands Community Development District , Assessment Area 2 Phase 2 , Special
Assessment , 144A, 2024 , 5.5% , 6/15/54 ................................ 150,000 150,620
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... 100,000 101,366
Florida Development Finance Corp. ,
d
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 100,000 75,014
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 85,000 82,246
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 100,000 100,276
d
Gas Worx Community Development District , Special Assessment , 144A, 2025 , 6% ,
5/01/57 ......................................................... 150,000 154,525
GIR East Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.5% , 5/01/55 ................................................ 100,000 99,268
Hammock Oaks Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.85% , 5/01/44 .................................... 110,000 114,420
Harvest Hills South Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.75% , 5/01/56 .................................... 165,000 165,609
Highland Trails Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.85% , 5/01/56 .................................... 100,000 100,749
d
Hillcrest Preserve Community Development District , Special Assessment , 144A, 2024 ,
5.3% , 5/01/54 .................................................... 180,000 176,700
Hunt Club Grove Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.625% , 6/15/54 ................................... 75,000 75,566
d
K-Bar Ranch III Community Development District , Special Assessment , 144A, 2025 ,
6.125% , 5/01/55 ................................................... 110,000 115,255
Kindred Community Development District II , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 100,000 91,928
Kings Creek I Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/55 ....................................... 100,000 102,717
Kingston One Community Development District , Assessment Area 1 - 2025 Project ,
Special Assessment , 2025 , 6% , 5/01/57 ................................. 130,000 134,117
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6.125% , 5/01/56 ................................... 100,000 103,940
d
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.5% , 6/15/54 .................................................... 175,000 178,969
Lake Flores Community Development District , Assessment Area , Special Assessment ,
2026 , 5.75% , 5/01/56 ............................................... 100,000 100,984
Lakeside Preserve Community Development District , Special Assessment , 2023 ,
6.375% , 5/01/54 ................................................... 95,000 100,226
Langley South Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.4% , 5/01/55 ..................................... 70,000 70,294
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 500,000 490,660
LT Ranch Community Development District , Phase IIA Assessment Area , Special
Assessment , 2022-2 , 5.7% , 5/01/53 .................................... 100,000 102,738

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... $ 85,000 $ 88,552
North AR-1 Pasco Community Development District , Assessment Area 3 , Special
Assessment , 2023 , 6% , 5/01/54 ....................................... 70,000 72,180
North Loop Community Development District , Special Assessment , 2023 , 6.625% ,
5/01/54 ......................................................... 130,000 139,882
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 125,000 126,692
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 100,000 104,008
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 6/15/55 ................ 100,000 103,056
Palm Coast Park Community Development District , Special Assessment , 2023 , 5.6% ,
5/01/53 ......................................................... 100,000 101,857
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 100,000 102,923
Parkside Trails Community Development District , 2025 Project Area , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 145,000 145,318
Parrish Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2023 A , 5.625% , 5/01/53 .................................. 90,000 91,911
Pasadena Ridge Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 5/01/55 ................................... 130,000 129,318
Preserve at Savannah Lakes Community Development District , Assessment Area 1 ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 140,000 146,005
Prosperity Lakes Community Development District , Assessment Area 1 , Special
Assessment , 2023 , 6.125% , 12/15/53 ................................... 160,000 171,241
Quail Roost Community Development District , Expansion Area , Special Assessment ,
2021 , 4% , 12/15/51 ................................................ 70,000 61,353
Reflection Bay Community Development District , Special Assessment , 2025 , 5.875% ,
5/01/55 ......................................................... 160,000 163,951
Regal Village Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/54 ......................................................... 145,000 146,534
Ridge at Apopka Community Development District , Parcel 2 , Special Assessment ,
2023 , 5.75% , 5/01/53 ............................................... 100,000 101,609
River Hall Community Development District , Assessment Area 4 , Special Assessment ,
2023 A , 6.5% , 5/01/54 .............................................. 105,000 111,770
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 100,000 100,419
d
Saltmeadows Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 150,000 155,546
Savanna Lakes Community Development District , Assessment Area 2 , Special
Assessment , 2024 , 5.5% , 6/15/54 ..................................... 135,000 136,309
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 100,000 102,084
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 155,000 163,171
d
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 100,000 102,550
Seminole Palms Community Development District , Special Assessment , 2023 , 5.5% ,
5/01/43 ......................................................... 85,000 89,143
Springs at Lake Alfred Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.6% , 5/01/54 ..................................... 145,000 146,432
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 150,000 160,737
Special Assessment , 2025 , 5.875% , 6/15/55 ............................. 125,000 128,710
d
Sugarloaf Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 5.625% , 12/15/55 ........................................ 100,000 100,588
Terra Lago Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 100,000 100,411

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Tranquility Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/55 ......................................................... $ 150,000 $ 150,355
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 100,000 104,369
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 75,000 77,930
Two Rivers West Community Development District , Special Assessment , 2024 ,
5.875% , 5/01/54 ................................................... 75,000 77,135
V-Dana Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.55% , 5/01/55 ............................................... 95,000 95,804
Waterset South Community Development District , Assessment Area , Special
Assessment , 2026 , 5.65% , 5/01/56 .................................... 175,000 177,410
d
Wellness Ridge Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2024 , 5.2% , 6/15/55 ................................ 100,000 98,484
d
West Port East Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 6% , 5/01/55 .................................. 120,000 123,892
d
West Villages Improvement District , Special Assessment , 144A, 2025 , 5.5% , 5/01/55 145,000 144,980
Westwood of Pasco Community Development District , Assessments , Special
Assessment , 2023 , 5.625% , 5/01/53 ................................... 130,000 133,384
Winding Oaks Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/55 ......................................................... 100,000 100,668
d
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 100,000 100,561
10,418,208
Georgia 0.3%
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 100,000 102,751
Illinois 8.0%
Chicago Board of Education ,
GO , 2023 A , 5.875% , 12/01/47 ........................................ 250,000 258,381
GO , 2025 B , Refunding , 6% , 12/01/44 .................................. 315,000 337,549
Dedicated Capital Improvement Tax , Revenue , 2023 , 5.75% , 4/01/48 ........... 225,000 239,633
City of Chicago , GO , 2025 A , 6% , 1/01/50 ................................. 350,000 368,521
Illinois Finance Authority , Westminster Village, Inc. Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 5/01/48 ............................................. 100,000 88,224
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2024 B , Refunding , 5% , 6/15/53 .................... 500,000 500,110
State of Illinois , GO , 2024 B , 5.25% , 5/01/47 ............................... 1,500,000 1,574,202
3,366,620
Indiana 0.5%
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 100,000 90,303
Indianapolis Local Public Improvement Bond Bank , Revenue, Senior Lien , 2023 E ,
6.125% , 3/01/57 ................................................... 110,000 115,901
206,204
Iowa 1.5%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... 235,000 274,379
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 100,000 100,222
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.875% , 10/01/65 . 125,000 127,904
Iowa Higher Education Loan Authority , University of Dubuque , Revenue , 2025 , 6% ,
10/01/55 ........................................................ 130,000 137,079
639,584
Louisiana 2.5%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 100,000 100,065

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Lakeshore Villages Master Community Development District , Special Assessment ,
2025 , 6% , 6/01/54 ................................................. $ 170,000 $ 176,350
d
Louisiana Local Government Environmental Facilities & Community Development
Authority , Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ........... 135,000 135,308
Louisiana Public Facilities Authority ,
d
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 100,000 101,287
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 195,000 200,453
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 330,000 343,707
1,057,170
Maryland 1.0%
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 170,000 150,939
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 75,000 79,561
d
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 190,000 193,037
423,537
Michigan 1.2%
City of Detroit , GO , 2023 C , 6% , 5/01/43 .................................. 100,000 113,010
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 6% , 11/01/50 ........................ 100,000 100,872
Michigan Finance Authority , Provident Group - HFH Energy LLC , Revenue , 2024 ,
4.375% , 2/28/54 ................................................... 150,000 142,118
Michigan State Housing Development Authority , Revenue , 2025 C , 5.05% , 6/01/51 .. 150,000 152,219
508,219
Minnesota 0.3%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2021 , 4% ,
9/01/36 ......................................................... 105,000 105,388
Nevada 0.6%
City of Las Vegas , Special Improvement District No. 819 , Special Assessment , 2025 ,
5.5% , 6/01/55 .................................................... 150,000 153,242
Henderson Local Improvement Districts , Local Improvement District No. T-22 , Special
Assessment , 2023 , 5.25% , 3/01/53 .................................... 100,000 100,512
253,754
New Hampshire 2.1%
New Hampshire Business Finance Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 C , 5.25% , 7/01/49 355,000 360,248
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 250,000 251,403
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 250,000 254,547
866,198
New York 6.1%
Metropolitan Transportation Authority , Revenue , 2021 A-2 , 4% , 11/15/41 .......... 475,000 475,339
New York City Housing Development Corp. , 8 Spruce NY Owner LLC , Revenue , 2024 ,
F , Refunding , 5.25% , 12/15/31 ........................................ 250,000 260,253
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 100,000 102,669
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 465,000 448,722
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 185,000 197,144
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 35,000 36,742
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 910,000 930,252
d
Oneida Indian Nation of New York , Revenue , 144A, 2024 B , 6% , 9/01/43 .......... 100,000 109,330
2,560,451

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio 1.0%
Ohio Higher Educational Facility Commission , Cleveland Institute of Art (The) ,
Revenue , 5.5% , 12/01/53 ............................................ $ 200,000 $ 184,982
Ohio Housing Finance Agency , Revenue, Sub. Lien , 2023 C , 8% , 8/01/34 ......... 100,000 106,576
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 125,000 133,677
425,235
Oklahoma 0.4%
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/40 .......................................... 135,000 153,750
Pennsylvania 2.7%
d
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 250,000 232,038
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 18,000 18,766
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 8,000 8,633
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 120,000 114,870
g
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.35%, 6/30/44 ............ 59,000 43,855
Montgomery County Higher Education and Health Authority , Thomas Jefferson
University Obligated Group , Revenue , 2022 B , Refunding , 5% , 5/01/57 ......... 720,000 725,247
1,143,409
Rhode Island 0.9%
Rhode Island Health and Educational Building Corp. ,
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/55 .......... 230,000 231,378
PRG - RI Properties LLC , Revenue , 2025 B , AG Insured , 5.625% , 7/01/65 ....... 150,000 154,425
385,803
Texas 10.3%
d
Arlington Higher Education Finance Corp. ,
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.875% , 6/15/59 ...... 100,000 91,339
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.875% ,
6/15/65 ........................................................ 150,000 152,870
d
City of Anna , Woods at Lindsey Place (The) Public Improvement District Area 1 ,
Special Assessment , 144A, 2023 , 5.875% , 9/15/53 ......................... 116,000 120,066
d
City of Austin , Whisper Valley Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2022 , 5.5% , 11/01/51 .......................... 100,000 101,889
d
City of Celina ,
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 150,000 150,246
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 100,000 100,944
d
City of Dayton , Special Assessment , 144A, 2025 , 5.5% , 9/01/55 ................ 102,000 102,034
City of Dripping Springs , Special Assessment , 2025 , 5.625% , 9/01/55 ............ 125,000 125,306
d
City of Ennis , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ................. 100,000 99,780
d
City of Fate , Williamsburg Public Improvement District No. 1 Phase 3B , Special
Assessment , 144A, 2023 , 5.375% , 8/15/53 ............................... 100,000 101,302
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 350,000 383,694
d
City of Hutto , Emory Crossing Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2023 , 5.625% , 9/01/58 ......................... 115,000 116,759
d
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 5 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/50 ............................... 141,000 142,226
City of Lavon , Elevon Public Improvement District Improvement Area No. 3-5 , Special
Assessment , 2025 , 5.75% , 9/15/55 .................................... 100,000 100,763
e
City of Liberty , Liberty Ranch Public Improvement District , Special Assessment , 2026 ,
5.875% , 9/01/56 ................................................... 128,000 128,840
d
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 100,000 105,728

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Mclendon-Chisholm , Sonoma Public Improvement District Improvement Area
No. 4 , Special Assessment , 144A, 2022 , 5.75% , 9/15/52 .................... $ 135,000 $ 136,562
City of Mesquite , Solterra Public Improvement District Improvement Area A-2-A-4 ,
Special Assessment , 2025 , 5.75% , 9/01/55 .............................. 143,000 143,576
City of Princeton ,
d
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 132,000 132,051
Windmore Public Improvement District Improvement Area No. 3 , Special
Assessment , 2025 , 5.625% , 9/01/55 .................................. 195,000 196,427
d
City of Tomball , Raburn Reserve Public Improvement District Area No. 2 , Special
Assessment , 144A, 2023 , 5.75% , 9/15/52 ............................... 112,000 115,003
d
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.25% , 9/01/44 .................... 105,000 108,975
d
County of Denton ,
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 100,000 103,622
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ................. 106,000 106,940
d
County of Hays , La Cima Public Improvement District , Special Assessment , 144A,
2020 , 3.25% , 9/15/30 ............................................... 100,000 95,600
d,e
County of Medina , Viera Public Improvement District 1 Improvement Area No. 1
Project , Special Assessment , 144A, 2026 , 5.75% , 9/01/56 ................... 150,000 150,454
County of Montgomery , Crockett Meadows Public Improvement District Improvement
Area No. 1 , Special Assessment , 2025 , 5.5% , 9/15/54 ...................... 123,000 123,733
d
East Waller County Management District , Sofi Lakes Sections 1 & 2 Assessments ,
Special Assessment , 144A, 2025 , 6.25% , 9/15/55 ......................... 131,000 135,026
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 150,000 153,023
Harris County Municipal Utility District No. 540 , GO , 2022 , 5.5% , 9/01/49 .......... 100,000 98,282
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 90,000 86,902
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 85,000 86,251
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier, Sub.
Lien , 2019 B , 5.5% , 12/01/54 ....................................... 180,000 170,429
Walden Pond Fresh Water Supply District , GO , 2022 , 6.25% , 9/01/47 ............ 45,000 45,808
4,312,450
Washington 0.5%
Washington State Housing Finance Commission ,
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/48 ........................................................ 120,000 120,957
d
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 100,000 91,510
212,467
Wisconsin 4.0%
Public Finance Authority ,
Campus Real Estate Holding Corp. LLC , Revenue , 2025 A , Refunding , 5.5% , 6/01/55 310,000 315,559
d
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 300,000 273,911
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 125,000 122,582
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.5% , 6/15/55 100,000 101,456
NC A&T Real Estate Foundation LLC , Revenue , 2024 A , 5.25% , 6/01/54 ........ 145,000 146,780
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 345,000 294,161
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 100,000 111,297
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.5% , 6/15/55 ... 100,000 98,161
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 100,000 92,810

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See A bbreviations on page 48 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority , PHW Menomonee Falls, Inc. ,
Revenue , 2024 , 6.125% , 10/01/59 ..................................... $ 100,000 $ 104,499
1,661,216
U.S. Territories 7.0%
District of Columbia 0.6%
District of Columbia ,
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 140,000 139,059
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/33 .............. 100,000 116,674
255,733
Puerto Rico 6.4%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 314,382 305,131
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 296,826 267,989
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 79,782 78,469
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,051,000 2,013,115
2,664,704
Total U.S. Territories .................................................................... 2,920,437
Total Municipal Bonds (Cost $ 36,220,839 ) ......................................
37,178,726
Total Long Term Investments (Cost $ 40,161,555 ) ................................
41,247,622
a
a a a a
Short Term Investments 1.9%
Municipal Bonds 1.9%
North Carolina 1.0%
h
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 H , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 1.9% ,
1/15/48 ......................................................... 400,000 400,000
Oregon 0.9%
h
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 1.9% , 8/01/34 ............. 400,000 400,000
Total Municipal Bonds (Cost $ 800,000 ) .........................................
800,000
Total Short Term Investments (Cost $ 800,000 ) ..................................
800,000
a
Total Investments (Cost $ 40,961,555 ) 100.5% ...................................
$42,047,622
Other Assets, less Liabilities (0.5) % ...........................................
(201,621)
Net Assets 100.0% ...........................................................
$41,846,001
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $8,628,060, representing 20.6% of net assets.
e
Security purchased on a when-issued basis. See Note 1(c).
f
The maturity date shown represents the mandatory put date.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series H
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

g
The rate shown represents the yield at period end.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series I
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.07 $8.11 $7.78 $7.83 $9.73 $8.95
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.61 0.61 0.64 0.65 0.66
Net realized and unrealized gains (losses) 0.10 (0.03) 0.33 (0.07) (1.85) 0.78
Total from investment operations ........ 0.41 0.58 0.94 0.57 (1.20) 1.44
Less distributions from:
Net investment income .............. (0.30) (0.62) (0.61) (0.62) (0.70) (0.66)
Tax return of capital ................ — — — (—)
c
(—)
c
—
Total distributions ................... (0.30) (0.62) (0.61) (0.62) (0.70) (0.66)
Net asset value, end of period .......... $8.18 $8.07 $8.11 $7.78 $7.83 $9.73
Total return
d
....................... 5.24% 7.57% 12.71% 7.57% (12.87)% 16.48%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.05% 0.06% 0.08% 0.20% 1.27% 3.10%
Expenses net of waiver and payments by
affiliates .......................... —% —% —% —%
f
—% —%
f
Net investment income ............... 7.63% 7.68% 7.81% 8.24% 7.72% 7.01%
Supplemental data
Net assets , end of period (000’s) ........ $784,848 $615,016 $373,874 $109,051 $19,910 $3,699
Portfolio turnover rate ................ 20.79% 52.45% 16.69% 27.73% 30.22% 32.50%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments (unaudited), February 28, 2026
Franklin Templeton SMACS: Series I
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 0.3%
Banks 0.3%
Bank of America Corp. ............................................... 45,000 $ 2,242,350
Pharmaceuticals 0.0%
†
a
Keenova Therapeutics plc ............................................. 1,196 109,315
a
Total Common Stocks (Cost $ 1,346,417 ) .......................................
2,351,665
a
b
Equity-Linked Securities 0.0%
†
Energy Equipment & Services 0.0%
†
c
Citigroup Global Markets Holdings, Inc. into Halliburton Co. , 144A, 10% , 1/21/27 .... 6,000 206,034
Total Equity-Linked Securities (Cost $ 196,320 ) ..................................
206,034
Principal
Amount
a a a a
Corporate Bonds 77.1%
Aerospace & Defense 2.2%
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 .............................. $ 1,500,000 1,528,582
Senior Secured Note , 144A, 6.875% , 12/15/30 ............................ 2,500,000 2,603,370
Senior Secured Note , 144A, 6.625% , 3/01/32 ............................. 8,000,000 8,297,936
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................................. 4,250,000 4,414,205
16,844,093
Automobile Components 0.6%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% , 10/15/29 ........... 5,000,000 4,521,073
Automobiles 0.2%
c
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior Secured Note ,
144A, 10% , 1/15/31 ................................................ 2,000,000 1,893,453
Banks 2.0%
Bank of America Corp. ,
d
Junior Sub. Bond , 6.25% to 7/25/30, FRN thereafter , Perpetual ............... 4,000,000 4,118,209
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..................... 50,000 51,243
Barclays plc ,
d
Junior Sub. Bond , 7.625% to 9/14/35, FRN thereafter , Perpetual ............... 2,000,000 2,124,420
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..................... 200,000 224,672
d
Citigroup, Inc. , GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter , Perpetual . 5,000,000 5,129,775
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
50,000 52,584
Wells Fargo & Co. ,
d
Junior Sub. Bond , 6.85% to 9/14/29, FRN thereafter , Perpetual ............... 4,000,000 4,221,612
Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 .................. 100,000 111,074
16,033,589
Biotechnology 0.5%
c
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 .................................... 1,250,000 1,327,138
Senior Secured Note , 144A, 6.25% , 12/15/32 ............................. 2,750,000 2,855,856
4,182,994
Building Products 0.7%
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured Note , 144A, 6.625% ,
12/15/30 ........................................................ 2,000,000 2,072,490
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% , 3/01/32 ............ 3,000,000 3,119,844
5,192,334

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 0.3%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29
$ 50,000 $ 51,907
d
Goldman Sachs Group, Inc. (The) , Junior Sub. Bond , 6.85% to 2/09/30, FRN thereafter ,
Perpetual ........................................................ 2,000,000 2,095,676
Morgan Stanley ,
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .................. 100,000 112,377
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..................... 50,000 52,727
2,312,687
Chemicals 4.7%
Celanese US Holdings LLC ,
Senior Bond , 7.379% , 7/15/32 ........................................ 2,000,000 2,110,224
Senior Bond , 7.2% , 11/15/33 ......................................... 3,500,000 3,762,784
Senior Note , 7.05% , 11/15/30 ......................................... 1,000,000 1,066,989
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 3,500,000 3,731,476
c
SCIH Salt Holdings, Inc. , Senior Note , 144A, 6.625% , 5/01/29 .................. 6,000,000 5,989,860
c
Tronox, Inc. ,
Senior Note , 144A, 4.625% , 3/15/29 .................................... 13,000,000 10,062,816
Senior Secured Note , 144A, 9.125% , 9/30/30 ............................. 10,000,000 9,827,327
36,551,476
Commercial Services & Supplies 0.3%
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% , 8/01/29 ........... 2,500,000 2,578,497
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior Bond , 5.3% ,
1/19/34 ......................................................... 200,000 205,820
Ford Motor Credit Co. LLC , Senior Note , 7.2% , 6/10/30 .......................
3,000,000 3,240,260
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.4% , 3/26/29 ............ 50,000 52,740
3,498,820
Containers & Packaging 4.7%
c
Ardagh Group SA ,
e
Secured Note , 144A, PIK, 12% , 12/01/30 ................................ 6,000,000 5,721,417
Senior Secured Note , 144A, 9.5% , 12/01/30 .............................. 7,315,000 7,927,464
c
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ....................................... 1,000,000 955,291
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 4/15/32 .. 2,500,000 2,520,839
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................................... 12,000,000 11,835,223
Senior Secured Note , 144A, 7.875% , 4/15/30 ............................. 5,500,000 5,633,513
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US LLC , Senior Secured
Note , 144A, 9.5% , 5/15/30 ........................................... 2,000,000 1,899,643
36,493,390
Diversified REITs 0.0%
†
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% , 12/01/29 ..... 50,000 49,968
Diversified Telecommunication Services 7.0%
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% , 12/15/30 ............ 3,500,000 3,676,337
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................................... 1,538,000 1,540,109
Senior Bond , 144A, 5% , 2/01/28 ....................................... 7,500,000 7,488,404
Senior Note , 144A, 6.375% , 9/01/29 .................................... 11,000,000 11,153,482
Senior Note , 144A, 7% , 2/01/33 ....................................... 18,000,000 18,417,618
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% , 11/15/30 ............ 3,500,000 3,652,579
c
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% , 4/03/31 ............. 5,500,000 5,324,946

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% , 10/15/30 ............. $ 3,500,000 $ 3,709,209
54,962,684
Electric Utilities 2.7%
c
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25% , 11/01/34 ................................... 3,000,000 3,104,081
Senior Bond , 144A, 6% , 1/15/36 ....................................... 10,000,000 10,182,820
Senior Note , 144A, 6% , 2/01/33 ....................................... 3,000,000 3,074,171
Senior Secured Bond , 144A, 7% , 3/15/33 ................................ 50,000 55,674
Pacific Gas and Electric Co. , Senior Bond , 6.4% , 6/15/33 .....................
50,000 54,492
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ............................
50,000 49,897
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 6.875% , 4/15/32 .................................... 4,000,000 4,209,960
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............................ 50,000 56,085
20,787,180
Electrical Equipment 0.0%
†
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........................
50,000 51,854
Energy Equipment & Services 0.9%
c
Transocean International Ltd. , Senior Note , 144A, 8.5% , 5/15/31 ................ 2,500,000 2,645,301
c
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 .................................... 2,384,000 2,457,942
Senior Note , 144A, 6.75% , 10/15/33 .................................... 2,000,000 2,092,028
7,195,271
Entertainment 0.0%
†
c
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......................... 100,000 104,364
Food Products 0.3%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. Holdings , Senior
Note , 5.75% , 4/01/33 ............................................... 50,000 52,612
c
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 ................ 2,000,000 2,059,894
2,112,506
Ground Transportation 0.0%
†
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.95% , 10/15/33 .................... 200,000 213,501
Health Care Equipment & Supplies 0.6%
c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .................... 5,000,000 5,002,853
Health Care Providers & Services 18.0%
c
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 .............................................. 17,500,000 18,745,212
Secured Note , 144A, 6.875% , 4/15/29 .................................. 15,000,000 14,504,805
Secured Note , 144A, 6.125% , 4/01/30 .................................. 30,000,000 26,554,219
Senior Secured Note , 144A, 10.875% , 1/15/32 ............................ 12,800,000 13,887,693
Senior Secured Note , 144A, 9.75% , 1/15/34 .............................. 10,000,000 10,550,690
CVS Health Corp. ,
Junior Sub. Bond , 6.75% to 12/09/34, FRN thereafter , 12/10/54 ............... 2,500,000 2,601,875
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ................... 5,000,000 5,262,045
c
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 .................................... 6,000,000 5,610,617
Senior Note , 144A, 6.875% , 9/01/32 .................................... 3,000,000 3,119,133
Senior Note , 144A, 6.75% , 7/15/33 ..................................... 500,000 519,496
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...................... 1,000,000 973,965
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ........................................ 12,000,000 12,034,716
Senior Secured Note , 6.125% , 6/15/30 .................................. 11,000,000 11,233,134

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp., (continued)
Senior Secured Note , 6.75% , 5/15/31 ................................... $ 15,000,000 $ 15,615,368
141,212,968
Hotels, Restaurants & Leisure 6.0%
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 6% , 10/15/32 ...................................... 8,000,000 7,826,931
Senior Secured Note , 144A, 7% , 2/15/30 ................................ 4,500,000 4,615,893
c
Carnival Corp. , Senior Note , 144A, 6.125% , 2/15/33 ......................... 8,500,000 8,804,861
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. , Senior Note ,
144A, 6.75% , 1/15/30 ............................................... 12,000,000 11,328,178
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC , Senior
Secured Note , 144A, 8.25% , 4/15/30 ................................... 3,000,000 3,128,349
c
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......................... 750,000 772,890
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior Note , 144A, 7.125% ,
2/15/31 ......................................................... 10,000,000 10,804,250
47,281,352
Household Durables 0.9%
Newell Brands, Inc. ,
c
Senior Note , 144A, 8.5% , 6/01/28 ..................................... 5,000,000 5,265,707
Senior Note , 6.375% , 5/15/30 ......................................... 2,000,000 2,007,744
7,273,451
Independent Power and Renewable Electricity Producers 1.3%
c ,d
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter , Perpetual .... 10,000,000 10,193,410
Insurance 1.0%
c
Asurion LLC and Asurion Co-Issuer, Inc. ,
Senior Secured Note , 144A, 8% , 12/31/32 ............................... 4,000,000 4,204,672
Senior Secured Note , 144A, 8.375% , 2/01/34 ............................. 4,000,000 3,983,147
8,187,819
IT Services 0.9%
c
CoreWeave, Inc. , Senior Note , 144A, 9.25% , 6/01/30 ........................ 7,500,000 7,353,674
Media 0.4%
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..................... 200,000 184,541
c
Univision Communications, Inc. , Senior Secured Note , 144A, 9.375% , 8/01/32 ..... 2,500,000 2,647,503
2,832,044
Metals & Mining 2.4%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 ............... 750,000 738,092
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............................
50,000 56,762
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7.375% , 5/01/33 .................................... 8,000,000 8,216,537
Senior Note , 144A, 7.625% , 1/15/34 .................................... 2,250,000 2,310,618
c
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................................... 800,000 776,155
Senior Bond , 144A, 6.125% , 4/15/32 ................................... 6,000,000 6,289,454
c
Mineral Resources Ltd. , Senior Note , 144A, 8.5% , 5/01/30 .................... 550,000 569,532
18,957,150
Oil, Gas & Consumable Fuels 8.9%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 7/15/28 ..................................... 3,000,000 3,132,585
Senior Note , 144A, 9.75% , 2/15/31 ..................................... 4,000,000 4,264,160
Senior Secured Note , 144A, 9.25% , 7/15/29 .............................. 3,000,000 3,075,000

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% , 11/15/29 ......
$ 100,000 $ 98,655
Energy Transfer LP , Senior Bond , 6.55% , 12/01/33 ..........................
50,000 55,392
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................................... 7,000,000 6,937,539
Senior Note , 144A, 6% , 4/15/30 ....................................... 1,000,000 988,031
c
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .................... 4,000,000 4,087,183
Occidental Petroleum Corp. , Senior Note , 8.875% , 7/15/30 ....................
50,000 58,128
c
Venture Global LNG, Inc. ,
d
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter , Perpetual ............. 16,000,000 14,004,975
Senior Secured Note , 144A, 8.125% , 6/01/28 ............................. 10,000,000 10,266,150
Senior Secured Note , 144A, 9.875% , 2/01/32 ............................. 14,000,000 14,842,436
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............................. 2,000,000 2,269,544
Senior Secured Note , 144A, 6.125% , 12/15/30 ............................ 2,000,000 2,078,586
Senior Secured Note , 144A, 6.5% , 6/15/34 ............................... 3,000,000 3,151,398
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......................
100,000 105,847
69,415,609
Passenger Airlines 0.6%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
c
Senior Secured Note , 144A, 5.5% , 4/20/26 ............................... 333,333 333,998
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A, 4.75% , 10/20/28 . 45,833 46,245
c
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note , 144A, 9.875% ,
9/20/31 ......................................................... 4,500,000 4,577,179
4,957,422
Personal Care Products 0.4%
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ................... 3,000,000 3,091,941
Pharmaceuticals 3.5%
c
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ................... 13,000,000 13,455,100
c
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% , 4/15/31 ........... 2,000,000 2,126,856
c
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond , 144A, 5.125% , 4/30/31 ................................... 2,500,000 2,223,726
Senior Note , 144A, 7.875% , 5/15/34 .................................... 7,500,000 6,999,092
Senior Secured Note , 144A, 4.125% , 4/30/28 ............................. 3,000,000 2,946,827
27,751,601
Semiconductors & Semiconductor Equipment 0.4%
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .......................
200,000 215,461
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 ..................................... 1,000,000 1,039,549
Senior Secured Note , 144A, 5.75% , 8/15/32 .............................. 1,500,000 1,536,625
2,791,635
Software 1.8%
c
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................................... 6,000,000 5,882,065
Senior Secured Note , 144A, 6.5% , 3/31/29 ............................... 3,000,000 2,944,641
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......................... 6,000,000 4,916,367
13,743,073
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 4.05% , 3/15/32 .........................
50,000 49,308
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .................. 2,500,000 2,566,250
2,615,558

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.0%
†
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............................
$ 60,000 $ 61,953
Technology Hardware, Storage & Peripherals 0.0%
†
Hewlett Packard Enterprise Co. , Senior Bond , 5% , 10/15/34 ...................
50,000 49,568
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................................
80,000 82,230
131,798
Textiles, Apparel & Luxury Goods 1.8%
c ,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% , 7/15/33 ............. 13,175,607 14,391,587
Tobacco 0.0%
†
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........................
50,000 55,630
Trading Companies & Distributors 0.3%
c
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......................... 2,000,000 2,097,084
c
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% , 12/15/29 ..... 50,000 51,316
2,148,400
Total Corporate Bonds (Cost $ 581,696,788 ) .....................................
605,030,662
f
Senior Floating Rate Interests 2.7%
Containers & Packaging 0.3%
g
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental Closing Date CME
Term Loan, B , 6.923% , ( 1-month SOFR + 3.25% ), 4/01/32 ................... 2,480,465 2,458,761
Health Care Equipment & Supplies 1.3%
g ,h
Hologic, Inc., First Lien, CME Term Loan , 5% , ( 3-month SOFR + 5% ), 1/14/33 ......
7,000,000 6,922,706
g ,h
Hologic, Inc., First Lien, CME Term Loan, B , 5.755% , ( 12-month SOFR + 2.25% ),
1/14/33 ......................................................... 3,000,000 2,968,125
9,890,831
a a a a a
Health Care Providers & Services 0.1%
g
MPH Acquisition Holdings LLC, First Lien, Exchange First Out CME Term Loan ,
7.417% , ( 3-month SOFR + 3.75% ), 12/31/30 ............................. 533,370 527,504
IT Services 0.8%
g
X Corp., First Lien, CME Term Loan, B1 , 10.448% , ( 6-month SOFR + 6.5% ), 10/26/29
5,938,776 5,961,670
Personal Care Products 0.2%
g
OPAL US LLC, First Lien, CME Term Loan, B4 , 6.686% , ( 3-month SOFR + 3% ),
4/28/32 ......................................................... 1,995,000 1,995,249
Total Senior Floating Rate Interests (Cost $ 20,695,825 ) ..........................
20,834,015
Mortgage-Backed Securities 18.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.4%
FHLMC Pool, 30 Year , 5%, 5/01/53 - 11/01/54 .............................. 6,073,276 6,115,873
FHLMC Pool, 30 Year , 5%, 12/01/54 ..................................... 10,147,784 10,208,970
FHLMC Pool, 30 Year , 5.5%, 12/01/54 .................................... 9,361,975 9,523,206
FHLMC Pool, 30 Year , 5.5%, 7/01/53 - 2/01/55 ............................. 15,159,603 15,438,413
FHLMC Pool, 30 Year , 6%, 6/01/53 ...................................... 2,098,774 2,167,645
FHLMC Pool, 30 Year , 6%, 9/01/55 ...................................... 6,275,009 6,439,125
49,893,232
Federal National Mortgage Association (FNMA) Fixed Rate 3.8%
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................................... 5,874,274 5,926,803
FNMA, 30 Year , 5.5%, 11/01/54 - 1/01/56 ................................. 18,032,066 18,340,379
FNMA, 30 Year , 6%, 8/01/55 ........................................... 5,253,008 5,391,625
29,658,807

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series I
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate 8.2%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 ............................. $ 8,090,910 $ 8,206,230
GNMA II, Single-family, 30 Year , 5.5%, 6/20/55 ............................. 3,576,425 3,626,562
GNMA II, Single-family, 30 Year , 5.5%, 8/20/55 ............................. 5,901,907 5,985,619
GNMA II, Single-family, 30 Year , 5.5%, 10/20/55 ............................ 21,762,878 22,077,940
GNMA II, Single-family, 30 Year , 5.5%, 12/20/55 ............................ 10,698,392 10,870,617
GNMA II, Single-family, 30 Year , 6%, 8/20/55 ............................... 7,832,790 7,999,800
GNMA II, Single-family, 30 Year , 6%, 1/20/56 ............................... 5,887,621 6,027,451
64,794,219
Total Mortgage-Backed Securities (Cost $ 142,216,230 ) ...........................
144,346,258
Total Long Term Investments (Cost $ 746,151,580 ) ...............................
772,768,634
a
a a a a
Short Term Investments 1.1%
Shares
a
Money Market Funds 1.1%
i,j
Franklin Institutional U.S. Government Money Market Fund , 3.583% ............. 8,674,846 8,674,846
Total Money Market Funds (Cost $ 8,674,846 ) ...................................
8,674,846
Total Short Term Investments (Cost $ 8,674,846 ) .................................
8,674,846
a
Total Investments (Cost $ 754,826,426 ) 99.6% ...................................
$781,443,480
Other Assets, less Liabilities 0.4% .............................................
3,404,617
Net Assets 100.0% ...........................................................
$784,848,097
See Abbreviations on page 48
.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $526,651,672, representing 67.1% of net assets.
d
Perpetual security with no stated maturity date.
e
Income may be received in additional securities and/or cash.
f
See Note 1(e) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
See Note 3(d) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $35,343,368 $458,920,184 $37,256,199 $746,151,580
Cost - Non-controlled affiliates (Note 3 d ) ..... — 11,625,019 3,705,356 8,674,846
Value - Unaffiliated issuers ............... $36,443,595 $518,295,008 $38,230,122 $772,768,634
Value - Non-controlled affiliates (Note 3 d ) .... — 11,625,019 3,817,500 8,674,846
Cash ................................. 63,627 22,164 20,828 14,179
Receivables:
Capital shares sold ..................... 170 605,743 3,963 938,543
Dividends and interest .................. 639,283 1,043,567 536,806 12,902,189
Affiliates ............................. 9,084 29,587 11,794 37,467
Total assets ....................... 37,155,759 531,621,088 42,621,013 795,335,858
Liabilities:
Payables:
Investment securities purchased ........... 1,011,265 — 538,834 9,922,500
Capital shares redeemed ................ — 376,766 28,369 541,562
Transfer agent fees ..................... 149 (198) (249) (8,589)
Professional fees ...................... 32,939 23,963 32,048 24,700
Trustees' fees and expenses .............. 224 7 189 10
Distributions to shareholders .............. 141,235 — 150,173 —
Accrued expenses and other liabilities ........ 21,070 2,468 25,648 7,578
Total liabilities ...................... 1,206,882 403,006 775,012 10,487,761
Net assets, at value .............. $35,948,877 $531,218,082 $41,846,001 $784,848,097
Net assets consist of:
Paid-in capital .......................... $35,173,530 $458,738,203 $41,059,118 $762,662,831
Total distributable earnings (losses) .......... 775,347 72,479,879 786,883 22,185,266
Net assets, at value .............. $35,948,877 $531,218,082 $41,846,001 $784,848,097
Shares outstanding ...................... 4,127,195 36,724,046 4,463,087 95,908,345
Net asset value per share
a
................. $8.71 $14.47 $9.38 $8.18
a
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Investment income:
Dividends: (net of foreign taxes of $–, $72,208, $–
and $–, respectively)
Unaffiliated issuers ..................... $— $6,464,218 $— $25,424
Non-controlled affiliates (Note 3 d ) .......... — 83,867 41,718 133,700
Interest:
Unaffiliated issuers ..................... 886,535 2,960 840,463 26,075,065
Other income
a
.......................... — 7,907 3,717 13,306
Total investment income ................ 886,535 6,558,952 885,898 26,247,495
Expenses:
Transfer agent fees (Note 3c) ............... 2,920 41,270 2,862 56,925
Custodian fees .......................... 66 989 41 1,336
Reports to shareholders fees ............... 1,696 4,674 1,937 4,669
Registration and filing fees ................. 6,448 19,197 6,528 25,678
Professional fees ........................ 36,469 44,895 36,208 58,502
Trustees' fees and expenses ............... 307 2,344 282 3,493
Pricing fees ............................ 9,291 1,697 18,397 4,195
Other ................................. 2,599 3,909 2,584 4,978
Total expenses ...................... 59,796 118,975 68,839 159,776
Expenses waived/paid by affiliates (Note 3 d
and 3 e ) ........................... (59,796) (118,975) (68,839) (159,776)
Net expenses ...................... — — — —
Net investment income ............. 886,535 6,558,952 885,898 26,247,495
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (132,510) 27,287,217 (150,990) (2,868,075)
Non-controlled affiliates (Note 3 d ) ........ — — 3,300 —
Foreign currency transactions ............. — 44,434 — (5,260)
Net realized gain (loss) ............... (132,510) 27,331,651 (147,690) (2,873,335)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 1,316,454 15,765,959 1,801,119 12,860,799
Non-controlled affiliates (Note 3 d ) ........ — — 101,760 —
Translation of other assets and liabilities
denominated in foreign currencies ........ — 2,370 — —
Net change in unrealized appreciation
(depreciation) ...................... 1,316,454 15,768,329 1,902,879 12,860,799
Net realized and unrealized gain (loss) ......... 1,183,944 43,099,980 1,755,189 9,987,464
Net increase (decrease) in net assets resulting from
operations ............................... $2,070,479 $49,658,932 $2,641,087 $36,234,959
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Templeton SMACS: Series CH Franklin Templeton SMACS: Series E
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $886,535 $1,479,743 $6,558,952 $8,043,888
Net realized gain (loss) ............ (132,510) (123,303) 27,331,651 8,987,380
Net change in unrealized appreciation
(depreciation) ................. 1,316,454 (1,774,015) 15,768,329 24,089,546
Net increase (decrease) in net
assets resulting from operations . 2,070,479 (417,575) 49,658,932 41,120,814
Distributions to shareholders ......... (881,172) (1,467,378) (16,359,370) (19,727,030)
Capital share transactions (Note 2 ) ..... 7,352,719 6,382,300 84,069,087 174,524,065
Net increase (decrease) in net
assets ..................... 8,542,026 4,497,347 117,368,649 195,917,849
Net assets:
Beginning of period ................ 27,406,851 22,909,504 413,849,433 217,931,584
End of period ..................... $35,948,877 $27,406,851 $531,218,082 $413,849,433

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton SMACS: Series H Franklin Templeton SMACS: Series I
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $885,898 $1,058,965 $26,247,495 $37,222,883
Net realized gain (loss) ............ (147,690) 18,748 (2,873,335) 447,152
Net change in unrealized appreciation
(depreciation) ................. 1,902,879 (1,384,681) 12,860,799 1,112,773
Net increase (decrease) in net
assets resulting from operations . 2,641,087 (306,968) 36,234,959 38,782,808
Distributions to shareholders ......... (879,486) (1,045,091) (26,457,952) (38,285,671)
Capital share transactions (Note 2 ) ..... 13,253,330 15,530,069 160,054,926 240,644,721
Net increase (decrease) in net
assets ..................... 15,014,931 14,178,010 169,831,933 241,141,858
Net assets:
Beginning of period ................ 26,831,070 12,653,060 615,016,164 373,874,306
End of period ..................... $41,846,001 $26,831,070 $784,848,097 $615,016,164

Franklin Strategic Series

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twelve
separate funds, four of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at

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4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
e. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Semiannual Report
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Certain
or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders for Franklin
Templeton SMACS: Series CH and Franklin Templeton
SMACS: Series H, and recorded on ex-dividend date
for Franklin Templeton SMACS: Series E and Franklin
Templeton SMACS: Series I. Distributions from realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
e. Senior Floating Rate Interests
(continued)

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Semiannual Report
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Templeton SMACS:
Series CH
Franklin Templeton SMACS:
Series E
Shares Amount Shares Amount
Single Class
Six Months ended February 28, 2026
Shares sold ................................... 1,046,762 $9,016,573 8,668,661 $120,990,266
Shares issued in reinvestment of distributions .......... — — 7 94
Shares redeemed ............................... (192,564) (1,663,854) (2,635,597) (36,921,273)
Net increase (decrease) .......................... 854,198 $7,352,719 6,033,071 $84,069,087
Year ended August 31, 2025
Shares sold ................................... 1,560,906 $13,711,654 17,441,028 $222,731,933
Shares issued in reinvestment of distributions .......... 53 474 48 602
Shares redeemed ............................... (846,140) (7,329,828) (3,811,874) (48,208,470)
Net increase (decrease) .......................... 714,819 $6,382,300 13,629,202 $174,524,065
Franklin Templeton SMACS:
Series H
Franklin Templeton SMACS:
Series I
Shares Amount Shares Amount
Single Class
Six Months ended February 28, 2026
Shares sold ................................... 1,601,005 $14,760,018 26,280,892 $213,173,439
Shares issued in reinvestment of distributions .......... — — 34 276
Shares redeemed ............................... (162,952) (1,506,688) (6,545,493) (53,118,789)
Net increase (decrease) .......................... 1,438,053 $13,253,330 19,735,433 $160,054,926
Year ended August 31, 2025
Shares sold ................................... 2,030,344 $18,797,350 39,769,515 $318,217,572
Shares issued in reinvestment of distributions .......... 50 478 193 1,539
Shares redeemed ............................... (350,266) (3,267,759) (9,715,769) (77,574,390)
Net increase (decrease) .......................... 1,680,128 $15,530,069 30,053,939 $240,644,721
1. Organization and Significant Accounting Policies
(continued)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
The Funds pay transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the period ended February 28, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the period ended February 28,
2026, investments in affiliated management investment companies were as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Transfer agent fees ........................ $2,365 $41,270 $2,415 $56,925

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e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until December 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the period ended February 28, 2026, are reflected as other income in the Statements of Operations.
f. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the period ended February 28, 2026, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series E
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.583% ............ $2,925,813 $116,184,555 $(107,485,349) $— $— $11,625,019 11,625,019 $83,867
Total Affiliated Securities ... $2,925,813 $116,184,555 $(107,485,349) $— $— $11,625,019 $83,867
Franklin Templeton SMACS: Series H
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $531,300 $3,728,500 $(547,360) $3,300 $101,760 $3,817,500 150,000 $41,718
Total Affiliated Securities ... $531,300 $3,728,500 $(547,360) $3,300 $101,760 $3,817,500 $41,718
Franklin Templeton SMACS: Series I
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.583% ............ $2,921,629 $205,047,982 $(199,294,765) $— $— $8,674,846 8,674,846 $133,700
Total Affiliated Securities ... $2,921,629 $205,047,982 $(199,294,765) $— $— $8,674,846 $133,700
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
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Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
At February 28, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, bond discounts and premiums and equity-linked securities.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
H
Purchases ................................................................ $3,960,000 $5,300,000
Sales .................................................................... $4,535,000 $8,865,000
Net Realized Gains (Losses) ................................................... — —
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 103,150 $ 2,428,166 $ 35,455 $ 842,302
Long term ............................. 124,544 — 142,795 —
Total capital loss carryforwards ............ $227,694 $2,428,166 $178,250 $842,302
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
a a a a a
Cost of investments ....................... $35,313,791 $473,016,720 $40,928,569 $755,331,659
Unrealized appreciation ..................... $1,454,645 $77,101,365 $1,274,843 $29,176,290
Unrealized depreciation ..................... (324,841) (20,198,058) (155,790) (3,064,469)
Net unrealized appreciation (depreciation) ....... $1,129,804 $56,903,307 $1,119,053 $26,111,821
3. Transactions with Affiliates
(continued)
f. Interfund Transactions
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Investment Transactions
Purchases and sales of investments and ETFs (excluding short term securities) for the period ended February 28, 2026, were as follows:
6. Credit Risk
At February 28, 2026, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Franklin Templeton SMACS: Series CH invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended February 28, 2026, the
Funds did not use the Global Credit Facility.
Franklin
Templeton
SMACS: Series
CH
Franklin
Templeton
SMACS: Series
E
Franklin
Templeton
SMACS: Series
H
Franklin
Templeton
SMACS: Series
I
Purchases .............................. $9,356,985 $329,998,150 $15,737,878 $302,316,256
Sales .................................. $2,410,004 $251,897,825 $3,118,918 $142,104,284
Franklin
Templeton
SMACS:
Series CH
Franklin
Templeton
SMACS:
Series H
Franklin
Templeton
SMACS:
Series I
Credit risk ..................................................... 53.2% 39.1% 74.8%

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Corporate Bonds ........................ — 251,396 — 251,396
Municipal Bonds :
Arizona .............................. — 545,244 — 545,244
California ............................. — 32,910,149 607,131 33,517,280
U.S. Territories ..........................
Puerto Rico ........................... — 125,550 — 125,550
Short Term Investments ................... — 2,004,125 — 2,004,125
Total Investments in Securities ........... $— $35,836,464 $607,131 $36,443,595
Franklin Templeton SMACS: Series E
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 10,656,750 — — 10,656,750
Air Freight & Logistics ................... 5,102,240 — — 5,102,240
Banks ............................... 14,109,420 — — 14,109,420
Biotechnology ......................... 5,802,000 — — 5,802,000
Capital Markets ........................ 2,658,075 — — 2,658,075
Diversified Telecommunication Services ..... 5,418,000 — — 5,418,000
Electric Utilities ........................ 3,334,400 — — 3,334,400
Energy Equipment & Services ............. 7,701,000 — — 7,701,000
Ground Transportation .................. 4,721,100 — — 4,721,100
Health Care Equipment & Supplies ......... 6,347,900 — — 6,347,900
Health Care Providers & Services .......... 15,918,402 — — 15,918,402
Hotels, Restaurants & Leisure ............. 9,761,800 — — 9,761,800
IT Services ........................... 5,218,000 — — 5,218,000
Machinery ............................ 4,456,980 — — 4,456,980
Metals & Mining ....................... 1,359,013 — — 1,359,013
Oil, Gas & Consumable Fuels ............. 17,914,600 9,423,647 — 27,338,247
Pharmaceuticals ....................... 6,454,379 — — 6,454,379
Semiconductors & Semiconductor Equipment . 15,001,021 — — 15,001,021
Software ............................. 6,790,598 — — 6,790,598
Specialty Retail ........................ 2,661,233 — — 2,661,233
Textiles, Apparel & Luxury Goods .......... 2,673,740 — — 2,673,740
Tobacco ............................. 12,611,025 — — 12,611,025

Franklin Strategic Series
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At February 28, 2026, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series E (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Equity-Linked Securities ................... $ — $ 263,539,485 $ — $ 263,539,485
Convertible Preferred Stocks ................ 78,660,200 — — 78,660,200
Short Term Investments ................... 11,625,019 — — 11,625,019
Total Investments in Securities ........... $256,956,895 $272,963,132
c
$— $529,920,027
Franklin Templeton SMACS: Series H
Assets:
Investments in Securities:
a
Common Stocks ......................... — — —
b
—
Management Investment Companies ......... 3,817,500 — — 3,817,500
Corporate Bonds ........................ — 251,396 — 251,396
Municipal Bonds ......................... — 37,178,726 — 37,178,726
Short Term Investments ................... — 800,000 — 800,000
Total Investments in Securities ........... $3,817,500 $38,230,122 $— $42,047,622
Franklin Templeton SMACS: Series I
Assets:
Investments in Securities:
a
Common Stocks :
Banks ............................... 2,242,350 — — 2,242,350
Pharmaceuticals ....................... — 109,315 — 109,315
Equity-Linked Securities ................... — 206,034 — 206,034
Corporate Bonds ........................ — 605,030,662 — 605,030,662
Senior Floating Rate Interests ............... — 20,834,015 — 20,834,015
Mortgage-Backed Securities ................ — 144,346,258 — 144,346,258
Short Term Investments ................... 8,674,846 — — 8,674,846
Total Investments in Securities ........... $10,917,196 $770,526,284 $— $781,443,480
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $9,423,647, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Templeton SMACS Series CH
Assets:
Investments in Securities:
Common Stocks :
United States . $ — $ —
b
$ — $ — $ — $ — $ — $ — $ —
b
$ —
Municipal Bonds :
United States . 603,985 — — — — — — 3,146 607,131 3,146
Total Investments in
Securities ....... $603,985 $— $— $— $— $— $— $3,146 $607,131 $3,146
9. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of February 28, 2026, are as follows:
10. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Templeton SMACS: Series CH
Assets:
Investments in Securities:
Municipal Bonds
California
.....................
$607,131 Discounted cash flow Discount rate 8.1% Decrease
All Other Investments
.............
—
b
Total $607,131
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes financial instruments determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement

Franklin Strategic Series

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FSS3-SFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Strategic Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	April 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 29, 2026